SCHEDULE OF FOREIGN EXCHANGE RISK EXPOSURE OF FINANCIAL INSTRUMENTS (Details)	3 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 CAD ($)	Apr. 28, 2025 USD ($)	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 CAD ($)
Trading Activity, Gains and Losses, Net [Line Items]
Cash							$ 575,655
Tax receivable	$ 689,203		$ 604,912	$ 374,964
Increase/decrease in prepaid expenses	(20,348)	$ 130,238	(158,287)	(648,326)
Restricted share unit liability	(4,025,461)		(3,911,823)	(576,214)
Increase/decrease in deferred grant	(85,395)		37,553	$ 80,993
Fair Value Concentration of Risk All Financial Instrument [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Tax receivable	971		380		€ 825			€ 352
Accounts payable	(30,250)		(17,944)		(25,699)			(16,622)
Foreign currency future instrument	71,240		104,416		45,373			34,111
Restricted cash	102,461		122,740		87,045			113,701
Deferred Grant	(17,832)		(67,732)		€ (15,149)			€ (62,615)
Plus 10 Percentage Fluctuation [Member] | Fair Value Concentration of Risk All Financial Instrument [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Increase/decrease in tax receivable	97		38
Increase/decrease in accounts payable	3,025		1,794
Increase/decrease in foreign currency future instrument	5,341		3,668
Increase/decrease in restricted cash	10,246		12,274
Increase/decrease in deferred grant	1,783		6,773
Minus 10 Percentage Fluctuation [Member] | Fair Value Concentration of Risk All Financial Instrument [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Increase/decrease in tax receivable	(97)		(38)
Increase/decrease in accounts payable	(3,025)		(1,794)
Increase/decrease in foreign currency future instrument	(5,341)		(3,668)
Increase/decrease in restricted cash	(10,246)		(12,274)
Increase/decrease in deferred grant	(1,783)		(6,773)
Foreign Exchange [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Cash	2,672,048		3,788,233			$ 3,645,358			$ 5,445,994
Tax receivable	690,174		605,293			941,574			870,173
Prepaid expenses	201,593		283,946			275,024			408,202
Accounts payable	(1,316,736)		(947,445)			(1,796,365)			(1,362,055)
Accrued liabilities	(25,655)		(41,736)			(35,000)			(60,000)
Restricted share unit liability	(4,025,461)		(3,911,824)			(5,491,937)			(5,623,668)
Foreign currency future instrument	1,804,038		223,534			$ 2,461,346			$ 321,354
Foreign Exchange [Member] | Plus 10 Percentage Fluctuation [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Increase/decrease in cash	267,205		378,823
Increase/decrease in tax receivable	69,017		60,529
Increase/decrease in prepaid expenses	20,159		28,395
Increase/decrease in accounts payable	131,674		94,745
Increase/decrease in accrued liabilities	2,566		4,174
Increase/decrease in restricted share unit liability	402,546		391,182
Increase/decrease in foreign currency future instrument	180,405		22,354
Foreign Exchange [Member] | Minus 10 Percentage Fluctuation [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Increase/decrease in cash	(267,205)		(378,823)
Increase/decrease in tax receivable	(69,017)		(60,529)
Increase/decrease in prepaid expenses	(20,159)		(28,395)
Increase/decrease in accounts payable	(131,674)		(94,745)
Increase/decrease in accrued liabilities	(2,566)		(4,174)
Increase/decrease in restricted share unit liability	(402,546)		(391,182)
Increase/decrease in foreign currency future instrument	$ (180,405)		$ (22,354)